Unaudited Condensed Consolidated Interim Statements of Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or Loss [Abstract]
NET REVENUE	$ 19,926,006	$ 18,729,700	$ 57,208,885	$ 53,469,012
Cost of sales	(16,646,119)	(16,465,034)	(48,597,318)	(47,741,650)
GROSS PROFIT	3,279,887	2,264,666	8,611,567	5,727,362
Selling expenses	(1,217,556)	(1,128,979)	(3,438,825)	(3,387,663)
General and administrative expenses	(487,585)	(595,629)	(1,712,565)	(1,620,620)
Other income	21,869	17,885	60,323	115,003
Other expenses	(42,301)	(23,052)	(109,079)	(108,517)
NET OPERATING EXPENSES	(1,725,573)	(1,729,775)	(5,200,146)	(5,001,797)
OPERATING PROFIT	1,554,314	534,891	3,411,421	725,565
Finance income	153,475	123,379	517,594	343,113
Finance expense	(514,565)	(500,216)	(1,827,047)	(1,355,977)
NET FINANCE EXPENSE	(361,090)	(376,837)	(1,309,453)	(1,012,864)
Share of profit (loss) of equity-accounted investees, net of tax	3,897	4,029	(231)	9,836
PROFIT (LOSS) BEFORE TAXES	1,197,121	162,083	2,101,737	(277,463)
Current income taxes	(142,382)	(98,070)	(399,199)	(136,714)
Deferred income taxes	(298,133)	77,492	(193,301)	240,469
TOTAL INCOME TAXES	(440,515)	(20,578)	(592,500)	103,755
NET INCOME (LOSS)	756,606	141,505	1,509,237	(173,708)
ATTRIBUTABLE TO:
Company shareholders	692,923	117,336	1,354,020	(215,544)
Non-controlling interest	63,683	24,169	155,217	41,836
NET INCOME (LOSS)	$ 756,606	$ 141,505	$ 1,509,237	$ (173,708)
Basic earnings (loss) per share - common shares (in Dollars per share)	$ 0.31	$ 0.05	$ 0.61	$ (0.1)
Diluted earnings (loss) per share – common shares (in Dollars per share)	$ 0.31	$ 0.05	$ 0.61	$ (0.1)